Stockholders' Equity - Number of shares held (Details) - shares		9 Months Ended	12 Months Ended
	Jan. 26, 2021	Sep. 30, 2021	Dec. 31, 2020
Neurotrope
Class of Stock [Line Items]
Ownership interest taken		51.00%	51.00%
Metuchen
Class of Stock [Line Items]
Number of shares held		4,949,610	4,949,610
Ownership interest taken		49.00%	49.00%
Common Stock
Class of Stock [Line Items]
Number of common stock issued upon conversion	60,606
Common Stock | Neurotrope
Class of Stock [Line Items]
Number of shares held		4,758,045	4,758,045
Preferred Stock
Class of Stock [Line Items]
Number of preferred stock converted	500
Preferred Stock | Neurotrope
Class of Stock [Line Items]
Number of shares held		500	500